CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Prepaid expenses	$ 1,125,000	$ 785,000
Accounts receivable, net	4,722,000	21,136,000	$ 15,875,000
Transaction costs	5,931,000	0
Other current assets	1,237,000	1,406,000	774,000
Total current assets	13,015,000	22,542,000	16,649,000
Deferred income taxes, net	902,000	0
Intangible assets, net	166,274,000	176,321,000	186,644,000
Goodwill	83,979,000	83,979,000	83,979,000
Property and equipment, net	19,375,000	6,795,000	3,480,000
Operating lease assets	21,456,000	13,332,000	2,499,000
Other assets	1,449,000	1,496,000	2,129,000
Total assets	306,450,000	304,465,000	295,380,000
Current liabilities:
Accounts payable	6,275,000	2,924,000	469,000
Accrued liabilities	4,092,000	3,746,000	3,956,000
Current portion of contingent liabilities	1,693,000	2,538,000	2,115,000
Current portion of deferred revenue	9,202,000	10,790,000	7,157,000
Current portion of operating lease liabilities	1,530,000	578,000	579,000
Current portion of finance lease liabilities	1,000	1,000	1,000
Total current liabilities	22,793,000	20,577,000	14,277,000
Long-term contingent liabilities	4,119,000	4,826,000	5,089,000
Deferred income taxes, net	16,021,000	21,962,000	28,925,000
Long-term operating lease liabilities	25,016,000	13,272,000	2,012,000
Long-term portion of deferred revenue	5,493,000	9,226,000	8,232,000
Other long-term liabilities	298,000	295,000	1,308,000
Total liabilities	73,740,000	70,158,000	59,843,000
Commitments and Contingencies
Shareholders' Deficit
Total Shareholders' Deficit	232,710,000	234,307,000	235,537,000
Total liabilities and parent company net investment	306,450,000	304,465,000	$ 295,380,000
Previously Reported [Member]
Current assets:
Other current assets		621,000
Avista Public Acquisition Corp. II [Member]
Current assets:
Cash	19,847	189,971
Prepaid expenses	404,021	744,542
Total current assets	423,868	934,513
Investments held in Trust Account	237,188,875	235,750,000
Total assets	237,612,743	236,684,513
Current liabilities:
Accounts payable	6,302,429	15,440
Accrued expenses	1,217,031	107,734
Accrued offering costs	314,154	314,153
Convertible promissory note	750,000	0
Due to related party	88,294	884
Derivative - Forward Purchase and Backstop Securities	1,595,500	0
Total current liabilities	10,267,408	438,211
Deferred underwriting fee payable	4,025,000	8,050,000
Total liabilities	14,292,408	8,488,211
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value, subject to possible redemption; 23,000,000 shares at redemption value	237,188,875	235,750,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Accumulated deficit	(13,869,115)	(7,554,273)
Total Shareholders' Deficit	(13,868,540)	(7,553,698)
Total liabilities and parent company net investment	237,612,743	236,684,513
Common Class A [Member] | Avista Public Acquisition Corp. II [Member]
Shareholders' Deficit
Common Stock	0	0
Class A Common Stock Subject to Redemption | Avista Public Acquisition Corp. II [Member]
Current liabilities:
Class A ordinary shares, $0.0001 par value, subject to possible redemption; 23,000,000 shares at redemption value		235,750,000
Common Class B [Member] | Avista Public Acquisition Corp. II [Member]
Shareholders' Deficit
Common Stock	$ 575	$ 575